Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenue
	2025	2024	2023
	S$	S$	S$

Gross revenue	763,844	1,854,776	3,100,812
Less: Discounts and rebate	(6,685)	(5,267)	(10,451)

	757,159	1,849,509	3,090,361

Schedule of disaggregation of revenue

	2025	2024	2023
	S$	S$	S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	419,839	559,265	596,415
Onboarding fees	-	-	6,407
Subscription fees	230,374	263,536	1,168,388
Campaign fees	5,400	300,000	-
Server costs	28,964	73,463	147,120
Source code revenue	-	645,171	1,150,093
Content Production	72,500	-	-

	757,077	1,841,435	3,068,423
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous income	6,767	13,341	32,389

Gross revenue	763,844	1,854,776	3,100,812

Discounts	(6,685)	(5,267)	(10,451)
	(6,685)	(5,267)	(10,451)

Net revenue	757,159	1,849,509	3,090,361